STOCK-BASED COMPENSATION - ADDITIONAL INFORMATION (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Key Manager, Long-term Incentive, Stock Options Vest After Three Years, Life	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	185
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	65
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 175	$ 163	$ 97
Employee Stock Option
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 203
Employee Service Share Based Compensation Unrecognized Compensation Costs Nonvested Awards Weighted Average Period Of Recognition	2 years
Restricted Stock, RSUs and PSUs
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 255
Employee Service Share Based Compensation Unrecognized Compensation Costs Nonvested Awards Weighted Average Period Of Recognition	2 years 1 month